Unaudited Condensed Consolidated Interim Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital EUR (€)	Share capital USD ($)		Share premium EUR (€)	Share premium USD ($)		Accumulated deficit EUR (€)	Accumulated deficit USD ($) [2]	Treasury shares EUR (€)	Treasury shares USD ($) [2]	Translation reserve from foreign operations EUR (€)	Translation reserve from foreign operations USD ($) [2]	Hedging Reserve EUR (€)	Hedging Reserve USD ($) [2]	Interests Transaction reserve with non-controlling Interests EUR (€)	Interests Transaction reserve with non-controlling Interests USD ($) [2]	Total EUR (€)	Total USD ($) [2]	Non- controlling Interests EUR (€)	Non- controlling Interests USD ($) [2]	EUR (€)		USD ($)
Balance at Dec. 31, 2022	€ 25,613			€ 86,038			€ (7,256)		€ (1,736)		€ 7,970		€ (20,602)		€ 5,697		€ 95,724		€ (12,647)		€ 83,077
Profit (loss) for the period							5,476										5,476		(913)		4,563	[1]
Other comprehensive income (loss) for the period											(7,882)		19,937				12,055		19,083		31,138
Total comprehensive income (loss) for the period							5,476				(7,882)		19,937				17,531		18,170		35,701	[1]
Share-based payments				62													62				62
Balance at Jun. 30, 2023	25,613			86,100			(1,780)		(1,736)		88		(665)		5,697		113,317		5,523		118,840
Balance at Dec. 31, 2022	25,613			86,038			(7,256)		(1,736)		7,970		(20,602)		5,697		95,724		(12,647)		83,077
Profit (loss) for the period							2,219										2,219		(1,594)		625
Other comprehensive income (loss) for the period											(7,585)		24,516				16,931		24,345		41,276
Total comprehensive income (loss) for the period							2,219				(7,585)		24,516				19,150		22,751		41,901
Share-based payments				121													121				121
Balance at Dec. 31, 2023	25,613	$ 27,393	[2]	86,159	$ 92,146		(5,037)	$ (5,387)	(1,736)	$ (1,857)	385	$ 413	3,914	$ 4,186	5,697	$ 6,093	114,995	$ 122,987	10,104	$ 10,808	125,099		$ 133,795	[2]
Profit (loss) for the period			[2]			[2]	(1,434)	(1,534)									(1,434)	(1,534)	(1,913)	(2,047)	(3,347)		(3,581)	[3]
Other comprehensive income (loss) for the period			[2]			[2]					(170)	(182)	2,875	3,074			2,705	2,892	2,959	3,164	5,664		6,056	[2]
Total comprehensive income (loss) for the period			[2]			[2]	(1,434)	(1,534)			(170)	(182)	2,875	3,074			1,271	1,358	1,046	1,117	2,317		2,475	[2]
Share-based payments			[2]	61	65	[2]											61	65			61		65	[2]
Balance at Jun. 30, 2024	€ 25,613	$ 27,393		€ 86,220	$ 92,211	[2]	€ (6,471)	$ (6,921)	€ (1,736)	$ (1,857)	€ 215	$ 231	€ 6,789	$ 7,260	€ 5,697	$ 6,093	€ 116,327	$ 124,410	€ 11,150	$ 11,925	€ 127,477		$ 136,335	[2]

[1]	The results of the Talmei Yosef solar plant have been reclassified as a discontinued operation and the results for these periods have been adjusted accordingly.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)
[3]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1. 069)